UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4994

Smith Barney Massachusetts Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY

MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2004

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
MUNICIPAL BONDS AND NOTES - 98.8%
Education - 16.5%
$1,500,000	AAA	Massachusetts State College Building Authority Project Revenue, Series A, MBIA-Insured, 5.000%, due 5/1/33	$1,521,720
		Massachusetts State Development Finance Agency Revenue:
1,000,000	AA	Applewild School Issue, Radian-Insured, 5.750% due 8/1/29	1,064,170
1,105,000	AA	Assumption College, Series A, Radian-Insured, 5.750% due 3/1/20	1,221,666
1,000,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/31	1,035,570
1,000,000	A-1+	Smith College, 1.320% due 7/1/24 (b)	1,000,000
1,000,000	AAA	Western New England College, AMBAC-Insured, 5.250% due 7/1/20	1,088,420
2,500,000	AAA	Massachusetts State Health & Educational Facilities Authority Revenue, University of Massachusetts, Series C, MBIA-Insured, 5.250% due 10/1/31(c)	2,598,250
500,000	AAA	Southeastern Massachusetts University, Building Authority Project Revenue, Series A, AMBAC-Insured, 5.900% due 5/1/12	524,825
1,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Series 2, AMBAC-Insured, 5.250% due 11/1/20	1,074,950
665,000	A	University of the Virgin Islands, Series A, ACA-Insured, 6.000% due 12/1/19	728,494

			11,858,065

Finance - 1.4%
1,000,000	NR	Virgin Islands Public Finance Authority Revenue, Series E, 5.750% due 10/1/13	1,031,010

General Obligation - 23.9%
1,310,000	Aaa*	Lawrence, MA State Qualified, MBIA-Insured, 5.250% due 3/15/18	1,448,716
		Massachusetts State GO, MBIA-Insured:
1,500,000	AAA	R-RITES-PA 964, 9.210% due 11/1/09 (c)(d)(e)(f)	1,956,990
2,750,000	AAA	Series C, (Call 10/1/10 @ 100), 5.250% due 10/1/20 (c)(f)	3,091,358
		Series D:
85,000	AAA	5.375%, due 8/1/22 (g)	97,764
1,915,000	AAA	Call 8/1/12 @ 100, 5.375%, due 8/1/22 (c)(f)	2,181,051
1,055,000	Aaa*	Maynard GO, MBIA-Insured, 5.500% due 2/1/16	1,210,443
1,000,000	NR	Northern Mariana Islands Commonwealth GO, Series A, 7.375% due 6/1/30	1,039,790
1,000,000	Aaa*	Quaboag Regional School District GO, State Qualified, FSA-Insured, 5.500% due 6/1/20	1,108,090
1,500,000	AAA	Springfield GO, State Qualified, MBIA-Insured, 5.250% due 1/15/16 (c)	1,672,770
1,000,000	AAA	Westfield GO, MBIA-Insured, 5.500% due 12/15/20	1,162,630
1,975,000	AAA	Westwood GO, MBIA-Insured, 5.375% due 6/1/17 (c)	2,201,355

			17,170,957

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals - 19.3%
		Massachusetts State Health & Educational Facilities Authority Revenue:
		Berkshire Health Systems, Series E:
$1,000,000	BBB+	6.250% due 10/1/31	$1,032,780
750,000	AA	Radian-Insured, 5.700% due 10/1/25	804,765
1,000,000	AAA	Beth Israel Deaconess Medical Center, Series G-4, AMBAC-Insured, Variable Rate INFLOS, 10.215% due 7/1/25 (e)	1,006,480
2,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (c)	2,213,180
		Covenant Health System:
1,000,000	A-	6.500% due 7/1/17	1,104,440
750,000	A-	6.000% due 7/1/31	780,098
500,000	AAA	Medical Center of Central Massachusetts, Series B, AMBAC-Insured, Variable Rate CARS, 11.470% due 6/23/22 (e)	617,800
1,000,000	BBB-	Milford-Whitinsville Hospital, Series D, 6.350% due 7/15/32	1,030,630
1,500,000	BBB	UMASS Memorial Healthcare Inc., Series C, 6.625% due 7/1/32	1,565,370
700,000	AAA	Valley Regional Health System, Series C, CONNIE LEE-Insured, 7.000% due 7/1/06	763,672
1,000,000	AAA	Volunteers of America, (Concord Assisted Living Project), Series A, GNMA-Collateralized, 6.900% due 10/20/41	1,162,450
1,500,000	BBB	Winchester Hospital, Series E, 6.750% due 7/1/30 (c)	1,791,075

			13,872,740

Housing: Multi-Family - 2.5%
		Framingham Housing Authority, Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA-Collateralized:
400,000	AAA	6.200% due 2/20/21	443,808
1,200,000	AAA	6.350% due 2/20/32	1,320,708

			1,764,516

Housing: Single-Family - 1.0%
		Massachusetts State HFA, Housing Revenue, Single-Family Housing:
325,000	AA	Series 31, 6.450% due 12/1/16	332,543
410,000	AA	Series 38, 7.200% due 12/1/26 (h)	419,500

			752,043

Industrial Development - 3.0%
970,000	NR	Boston Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (h)	971,348
1,000,000	AA	Massachusetts State Development Finance Agency Revenue, The May Institute Inc., Radian-Insured, 5.750% due 9/1/29	1,050,430
120,000	BBB+	Massachusetts State Industrial Finance Agency, Resource Recovery Revenue, (Refusetech Inc. Project), Series A, 6.300% due 7/1/05	121,585

			2,143,363

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Life Care Systems - 9.4%
$905,000	NR	Boston Industrial Development Financing Authority Revenue, North End Community Nursing Home, Series A, FHA-Insured, (Pre-Refunded - Escrowed with state and local government securities to 8/1/07 Call @ 105), 6.450% due 8/1/37	$1,035,863
		Massachusetts State Development Finance Agency Revenue:
1,000,000	NR	Briarwood, Series B, 8.250% due 12/1/30	1,078,670
1,300,000	BBB-	First Mortgage, (Edgecombe Project), Series A, 6.750% due 7/1/26	1,362,296
1,000,000	AAA	Neville Communities Home Inc., Series A, GNMA-Collateralized, 6.000% due 6/20/44	1,101,110
750,000	Aa2*	Massachusetts State Health & Educational Facilities Authority Revenue, Youville House Inc., Series A, FHA-Insured, (Pre-Refunded - Escrowed with state and local government securities to 2/15/07 Call @102), 6.050% due 2/15/29	837,510
1,260,000	AAA	Massachusetts State Industrial Finance Agency Revenue, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	1,370,540

			6,785,989

Miscellaneous - 5.1%
1,500,000	Baa3*	Boston Industrial Development Financing Authority Revenue, (Crosstown Center Project), 6.500% due 9/1/35 (h)	1,499,985
1,000,000	A	Massachusetts State Development Finance Agency Revenue, Massachusetts Biomedical Research Corp., Series C, 6.250% due 8/1/20	1,109,120
1,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, 5.000% due 6/1/22	1,042,280

			3,651,385

Public Facilities - 3.0%
1,000,000	AAA	Boston, MA Convention Center Act 1997, Special Obligation, Series A, AMBAC-Insured, 5.000%, due 5/1/25	1,026,820
		Puerto Rico Public Buildings Authority Revenue, Series D:
735,000	A-	Call 7/1/12 @ 100, 5.375% due 7/1/33 (f)	841,604
265,000	A-	Unrefunded Balance, 5.375% due 7/1/33	274,476

			2,142,900

Transportation - 4.2%
2,030,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (c)(g)	3,034,079

Utilities - 1.5%
1,000,000	A-	Massachusetts State Development Finance Agency Revenue, Devens Electric System, 6.000% due 12/1/30	1,048,110

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer - 8.0%
		Boston Water & Sewer Commission Revenue:
$2,085,000	AAA	(Escrowed to maturity with state and local government securities) 10.875% due 1/1/09 (c)	$2,503,168
1,000,000	AA	Series A, 5.000% due 11/1/24	1,040,360
		Massachusetts State Water Pollution Abatement Revenue:
2,000,000	AAA	Pool Program, Series 9, 5.250% due 8/1/28 (c)	2,095,560
80,000	AA+	Series A, 6.375% due 2/1/15	81,836

			5,720,924

		TOTAL INVESTMENTS - 98.8% (Cost - $66,840,986**)	70,976,081
		Other Assets in Excess of Liabilities - 1.2%	854,906

		TOTAL NET ASSETS - 100.0%	$71,830,987

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those that are identified by an asterisk (*) which are rated by Moody’s Investors Services.
(b)	Variable rate obligation payable at par on demand at any time with no more than seven days notice.
(c)	All or a portion of this security is segregated as collateral for open futures contracts.
(d)	Underlying bond is Pre-Refunded with Call 1/1/11@100 and maturity 11/1/15.
(e)	Inverse floating rate security-coupon varies inversely with level of short-term tax exempt interest rates.
(f)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 5 through 8 for definitions of ratings and abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CARS — Complimentary Auction Rate Securities

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

SYCC — Structured Yield Curve Certificate

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

VA — Veterans Administration

Abbreviations* (unaudited) (continued)

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Futures Contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(d) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,188,753
Gross unrealized depreciation	(53,658)

Net unrealized appreciation	$4,135,095

Notes to the Schedule of Investments (unaudited) (continued)

3. Future Contracts

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 20 Year Bond, 6.000%	200	12/04	$21,909,375	$22,262,500	$(353,125)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Massachusetts Municipals Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 29, 2004

By	/s/ James M. Giallanza
James M. Giallanza,
Chief Financial Officer

Date October 29, 2004